Related Party Transactions (Details) - USD ($)		1 Months Ended					3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 23, 2022	Mar. 28, 2022	Dec. 23, 2021	Sep. 21, 2021	Jun. 30, 2020	May 31, 2019	Dec. 23, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 20, 2022	Mar. 18, 2022	Sep. 30, 2021	Jun. 21, 2021	Jun. 26, 2020	Dec. 31, 2019	Aug. 21, 2019
Related Party Transactions (Details) [Line Items]
Aggregate principal amount								$ 752,968	$ 752,968
Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note													$ 736,000
Business acquisition description of trust account								In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $460,000 ($0.10 per Unit), up to an aggregate amount of $1,380,000 or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.		In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $460,000 ($0.10 per Unit), up to an aggregate of $1,380,000 or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.
Borrowed				$ 460,000
Trust account management expense	$ 500		$ 500	1,000			$ 1,000
Deposit returned		$ 101,406											101,406
Aggregate shares (in Shares)		633,792						1,025,281
Working capital								$ 670,600
Operating costs and expenses								$ 670,100
Founder shares rate											50.00%
Brilliant Acquisition Corp [Member] | Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage								25.00%	25.00%	25.00%
Brilliant Acquisition Corp [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount															$ 460,000
Brilliant Acquisition Corp [Member] | Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			460,000				460,000
Outstanding promissory note								$ 460,000	$ 460,000	$ 460,000
Borrowed			460,500				460,500
Brilliant Acquisition Corp [Member] | Promissory Note V [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount												$ 634,594
Outstanding promissory note		$ 634,594
Brilliant Acquisition Corp [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																		$ 300,000
Outstanding promissory note																$ 243,833	$ 243,833
Brilliant Acquisition Corp [Member] | IPO [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note				461,000
Brilliant Acquisition Corp [Member] | IPO [Member] | Promissory Note III [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 461,000
Brilliant Acquisition Corp [Member] | IPO [Member] | Promissory Note IV [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 460,000				$ 460,000
Brilliant Acquisition Corp [Member] | Promissory Note II [Member]
Related Party Transactions (Details) [Line Items]
Outstanding promissory note								$ 460,000	$ 460,000	$ 460,000
Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Deposit returned		$ 101,406
Aggregate shares (in Shares)		633,792
Subsequent Event [Member] | Brilliant Acquisition Corp [Member] | Promissory Note V [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount												$ 634,594
Outstanding promissory note		$ 634,594											$ 736,000
Deposit returned		$ 101,406
Aggregate shares (in Shares)		633,792
Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Description, business combination									As of June 30, 2022 Nukkleus has paid ClearThink $140,000, which have been included in professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss, and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of June 30, 2022.
Founder Shares [Member] | Brilliant Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)						1,150,000
Aggregate purchase price in cash						$ 25,000
Shares subject to forfeiture (in Shares)								150,000	150,000	150,000
Business combination, description								The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until, the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading
Founder Shares [Member] | Brilliant Acquisition Corp [Member] | Holder [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage								20.00%	20.00%	20.00%
Founder Shares [Member] | Brilliant Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)					150,000
GSA [Member] | TCM [Member]
Related Party Transactions (Details) [Line Items]
Minimum monthly amount received								$ 1,600,000	$ 1,600,000					$ 1,600,000
GSA [Member] | FXDIRECT [Member]
Related Party Transactions (Details) [Line Items]
Minimum monthly amount payable								$ 1,575,000	$ 1,575,000					$ 1,575,000